Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Total share- holders’ equity	Called up share capital and share premium	Other equity instruments	Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Merger and other reserves	Insurance finance reserve		Retained earnings	Non- controlling interests
Equity beginning of period at Dec. 31, 2022		$ 185,197	$ 177,833	$ 24,811	$ 19,746	$ (7,038)	$ (3,808)	$ (32,575)	$ 33,209	$ 1,079	[1]	$ 142,409	$ 7,364
Profit for the year		24,559	23,533									23,533	1,026
Other comprehensive income/(expense) for the year, net of tax		4,983	4,965			2,402	3,030	(211)	1	(371)	[1]	114	18
– debt instruments at fair value through other comprehensive income		2,599	2,574			2,574							25
– equity instruments designated at fair value through other comprehensive income		(120)	(93)			(93)							(27)
– cash flow hedges		2,953	2,919				2,919						34
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(1,219)	(1,220)									(1,220)	1
– property revaluation		1	1						1
– remeasurement of defined benefit asset/liability		(314)	(317)									(317)	3
– share for the year		47	47									47
– effects of hyperinflation		1,604	1,604									1,604
– foreign exchange reclassified to income statement on disposal or dilution of a foreign operation		0
– insurance finance income/(expense) recognised in other comprehensive income		(364)	(364)							(364)	[1]
– exchange differences		(204)	(186)			(79)	111	(211)		(7)	[1]		(18)
Total comprehensive income/(expense) for the year		29,542	28,498			2,402	3,030	(211)	1	(371)	[1]	23,647	1,044
Shares issued under employee remuneration and share plans		0		79								(79)
Capital securities issued		1,996	1,996		1,996
Dividends to shareholders		(12,196)	(11,593)									(11,593)	(603)
Redemption of securities		(4,003)	(4,003)		(4,023)							20
Cost of share-based payment arrangements		482	482									482
Transfers	[2]	0							(5,130)			5,130
Share buy-back		(7,025)	(7,025)									(7,025)
Cancellation of shares		0		(521)					521
Other movements		(1,383)	(859)			1,129	(255)	(967)		77	[1]	(843)	(524)
Equity end of period at Dec. 31, 2023		192,610	185,329	24,369	17,719	(3,507)	(1,033)	(33,753)	28,601	785	[1]	152,148	7,281
Equity beginning of period at Dec. 31, 2023		192,610	185,329	24,369	17,719	(3,507)	(1,033)	(33,753)	28,601	785	[1]	152,148	7,281
Profit for the year		24,999	23,979									23,979	1,020
Other comprehensive income/(expense) for the year, net of tax		1,940	1,916			259	(46)	863	5	(183)	[1]	1,018	24
– debt instruments at fair value through other comprehensive income		78	62			62							16
– equity instruments designated at fair value through other comprehensive income		99	75			75							24
– cash flow hedges		(314)	(312)				(312)						(2)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(439)	(439)									(439)
– property revaluation		5	5						5
– remeasurement of defined benefit asset/liability		(228)	(244)									(244)	16
– share for the year		462	462									462
– effects of hyperinflation		1,239	1,239									1,239
– foreign exchange reclassified to income statement on disposal or dilution of a foreign operation		5,816	5,816					5,816
– other reserves reclassified to income statement on disposal or dilution of a foreign operation		347	347			85	262
– insurance finance income/(expense) recognised in other comprehensive income		(142)	(142)							(142)	[1]
– exchange differences		(4,983)	(4,953)			37	4	(4,953)		(41)	[1]		(30)
Total comprehensive income/(expense) for the year		26,939	25,895			259	(46)	863	5	(183)	[1]	24,997	1,044
Shares issued under employee remuneration and share plans		0		77								(77)
Capital securities issued		3,601	3,601		3,601
Dividends to shareholders		(17,100)	(16,410)									(16,410)	(690)
Redemption of securities	[3]	(2,250)	(2,250)		(2,250)
Cost of share-based payment arrangements		529	529									529
Transfers	[2]	0							(2,945)			2,945
Share buy-back		(11,043)	(11,043)									(11,043)
Cancellation of shares		0		(663)					663
Other movements		(1,013)	(678)			2		3	4			(687)	(335)
Equity end of period at Dec. 31, 2024		192,273	184,973	23,783	19,070	(3,246)	(1,079)	(32,887)	26,328	602	[1]	152,402	7,300
Equity beginning of period at Dec. 31, 2024		192,273	184,973	23,783	19,070	(3,246)	(1,079)	(32,887)	26,328	602	[1]	152,402	7,300
Profit for the year		23,131	22,285									22,285	846
Other comprehensive income/(expense) for the year, net of tax		10,541	10,376			2,926	1,649	6,863	14	(602)	[1]	(474)	165
– debt instruments at fair value through other comprehensive income	[3]	2,291	2,267			2,267							24
– equity instruments designated at fair value through other comprehensive income		98	84			84							14
– cash flow hedges		1,773	1,700				1,700						73
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(479)	(479)									(479)
– property revaluation		14	14						14
– remeasurement of defined benefit asset/liability		(184)	(189)									(189)	5
– share for the year		110	110									110
– effects of hyperinflation		140	140									140
– foreign exchange reclassified to income statement on disposal or dilution of a foreign operation	[4]	208	208					208
– other reserves reclassified to income statement on disposal or dilution of a foreign operation	[5]	2	2			745				(687)		(56)
– insurance finance income/(expense) recognised in other comprehensive income		5	5							5	[1]
– exchange differences		6,563	6,514			(170)	(51)	6,655		80	[1]	0	49
Total comprehensive income/(expense) for the year		33,672	32,661			2,926	1,649	6,863	14	(602)	[1]	21,811	1,011
Shares issued under employee remuneration and share plans		0		116								(116)
Share premium reclassification to retained earnings	[6]	0		(14,810)								14,810
Capital redemption reserves reclassification to retained earnings	[6]	0							(1,755)			1,755
Capital securities issued	[7]	4,096	4,096		4,096
Dividends to shareholders		(13,482)	(12,764)									(12,764)	(718)
Redemption of securities	[8]	(2,450)	(2,450)		(2,450)
Cost of share-based payment arrangements		621	621									621
Transfers		0	0
Share buy-back	[9]	(8,039)	(8,039)									(8,039)
Cancellation of shares		0		(390)					390
Other movements	[10]	(1,025)	(873)			1			1			(875)	(152)
Equity end of period at Dec. 31, 2025		$ 205,666	$ 198,225	$ 8,699	$ 20,716	$ (319)	$ 570	$ (26,024)	$ 24,978	$ 0	[1]	$ 169,605	$ 7,441

[1]	The insurance finance reserve reflects the impact of the adoption of the other comprehensive income option for our insurance business in France. Underlying assets supporting these contracts are measured at fair value through other comprehensive income. Under this option, only the amount that matches income or expenses recognised in profit or loss on underlying items is included in finance income or expenses, resulting in the elimination of income statement accounting mismatches. The remaining amount of finance income or expenses for these insurance contracts is recognised in other comprehensive income (‘OCI’). At
31 December 2025, the entire balance was reclassified to income statement following completion of the sale of the insurance business in France
[2]	At 31 December 2024, an impairment of $11.4bn (2023: $5.5bn) of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of
$2.9bn (2023: $5.1bn) from the remaining historical associated merger reserve to retained earnings.

[3]	Includes recycling of fair value losses of $1.5bn following completion of the sale of our retail banking operations in France.
[4]	Includes the recycling of a $0.2bn foreign currency translation reserves loss as a result of the dilution of our shareholding in BoCom.
[5]	Includes insurance finance income reclassification of $0.7bn and $0.7bn fair value losses reclassification following completion of the sale of our insurance business in France.
[6]	On 24 June 2025, the High Court of Justice in England and Wales confirmed the cancellation of $14.8bn standing to the credit of the HSBC Holdings' share premium account and $1.8bn standing to the credit of its capital redemption reserve, following approval at HSBC Holdings' Annual General Meeting held on
2 May 2025 (the ‘Capital Reduction’). The Court Order confirming the Capital Reduction was registered by the Registrar of Companies on 10 July 2025, resulting in a combined total of $16.6bn being reclassified to retained earnings with no impact on total equity.

[7]	HSBC Holdings issued $1.5bn 6.950% contingent convertible securities in February 2025, SGD0.8bn 5.000% contingent convertible securities in March 2025 and $2.0bn 7.050% contingent convertible securities in June 2025. All instruments were recorded net of issuance costs.

[8]	In March 2025, HSBC Holdings redeemed its $2.45bn 6.375% contingent convertible securities.
[9]	HSBC Holdings announced the following share buy-backs during the year: a share buy-back of up to $2.0bn in February 2025, which was completed in April
2025; a share buy-back of up to $3.0bn in May 2025, which was completed in July 2025 and a share buy-back of up to $3.0bn in July 2025, which was completed in October 2025.

[10]	Includes $1.1bn (2024: $0.5bn; 2023: $0.6bn) of shares bought by HSBC Holdings Employee Benefit Trust to satisfy obligation to deliver shares under employee share plans.